UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORED OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file numbers 2-67052 and 811-3023

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2090

Stacey E. Hong, President

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2010

Date of fiscal year end:

MAY 31

Brown Advisory Small-Cap Fundamental Value Fund*

Date of reporting period: July 1, 2008 - June 30, 2009*

* Voting information for the Brown Advisory Small-Cap Fundamental Value Fund is for the period December 31, 2008 (commencement of operations) through June 30, 2009.

Brown Advisory Small-Cap Fundamental Value Fund

Client Name :	Brown Investment Advisory &
Account Name:	61-9880-87-5
Date Range :	07/01/2008 to 06/30/2009
Report Date :	08/04/2009

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
04/28/2009 / A	HARSCO CORP	415864107			03/03/2009	7850
1.1	Elect Nominee - G.D.H. BUTLER		F	F
1.2	Elect Nominee - K.G. EDDY		F	F
1.3	Elect Nominee - S.D. FAZZOLARI		F	F
1.4	Elect Nominee - S.E. GRAHAM		F	F
1.5	Elect Nominee - T.D. GROWCOCK		F	F
1.6	Elect Nominee - H.W. KNUEPPEL		F	F
1.7	Elect Nominee - D.H. PIERCE		F	F
1.8	Elect Nominee - J.I. SCHEINER		F	F
1.9	Elect Nominee - A.J. SORDONI, III		F	F
1.10	Elect Nominee - R.C. WILBURN		F	F
2	Reapprove 1995 Executive Incentive Compensation Plan		F	F
3	Ratify Appointment of Auditors		F	F

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
04/29/2009 / A	TOTAL SYSTEM SERVICES INC	891906109			02/19/2009	25905
1A	Elect Nominee - JAMES H. BLANCHARD		F	F
1B	Elect Nominee - RICHARD Y. BRADLEY		F	F
1C	Elect Nominee - WALTER W. DRIVER, JR.		F	F
1D	Elect Nominee - GARDINER W. GARRARD, JR.		F	F
1E	Elect Nominee - W. WALTER MILLER, JR.		F	F
2	Eliminate Classified Board		F	F
3	Ratify Appointment of Auditors		F	F

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
05/04/2009 / A	CHOICE HOTELS INTL INC	169905106			03/13/2009	6810
1.1	Elect Nominee - FIONA DIAS		F	F
1.2	Elect Nominee - STEPHEN P. JOYCE		F	F
1.3	Elect Nominee - SCOTT A. RENSCHLER		F	F
2	Ratify Appointment of Auditors		F	F

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
05/06/2009 / A	OCWEN FINANCIAL CORP	675746309			02/27/2009	25120
1.1	Elect Nominee - WILLIAM C. ERBEY		F	F
1.2	Elect Nominee - RONALD M. FARIS		F	F
1.3	Elect Nominee - MARTHA C. GOSS		F	F
1.4	Elect Nominee - RONALD J. KORN		F	F
1.5	Elect Nominee - WILLIAM H. LACY		F	F
1.6	Elect Nominee: DAVID B. REINER		F	F
1.7	Elect Nominee: BARRY N. WISH		F	F
2	Ratify Appointment of Auditors		F	F

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
05/08/2009 / A	BRINKS HOME SECURITY HLDGS	109699108			03/06/2009	13585
1.1	Elect Nominee - ROBERT B. ALLEN		F	F
1.2	Elect Nominee - MICHAEL S. GILLILAND		F	F
2	Ratify Appointment of Auditors		F	F

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
05/11/2009 / A	ECHOSTAR CORP	278768106			03/16/2009	20380
1.1	Elect Nominee - JOSEPH P. CLAYTON		F	F
1.2	Elect Nominee - R. STANTON DODGE		F	F
1.3	Elect Nominee - MICHAEL T. DUGAN		F	F
1.4	Elect Nominee - CHARLES W. ERGEN		F	F
1.5	Elect Nominee - DAVID K. MOSKOWITZ		F	F
1.6	Elect Nominee - TOM A. ORTOLF		F	F
1.7	Elect Nominee - C. MICHAEL SCHROEDER		F	F
2	Ratify Appointment of Auditors		F	F
3	Add Shares to Employee Stock Purchase Plan		F	F
4	Amend Existing Incentive Plans		F	F

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
05/12/2009 / A	DST SYSTEMS INC	233326107			03/13/2009	9705
1.1	Elect Nominee - THOMAS A. MCCULLOUGH		F	F
1.2	Elect Nominee - WILLIAM C. NELSON		F	F
1.3	Elect Nominee - TRAVIS E. REED		F	F
2	Ratify Appointment of Auditors		F	F

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
05/12/2009 / A	PACWEST BANCORP	695263103			03/25/2009	8895
1.1	Elect Nominee - MARK N. BAKER		F	F
1.2	Elect Nominee - STEPHEN M. DUNN		F	F
1.3	Elect Nominee - JOHN M. EGGEMEYER		F	F
1.4	Elect Nominee - BARRY C. FITZPATRICK		F	F
1.5	Elect Nominee - GEORGE E. LANGLEY		F	F
1.6	Elect Nominee - SUSAN E. LESTER		F	F
1.7	Elect Nominee - TIMOTHY B. MATZ		F	F
1.8	Elect Nominee - ARNOLD W. MESSER		F	F
1.9	Elect Nominee - DANIEL B. PLATT		F	F
1.10	Elect Nominee - JOHN W. ROSE		F	F
1.11	Elect Nominee - ROBERT A. STINE		F	F
1.12	Elect Nominee - MATTHEW P. WAGNER		F	F
2	Add Shares/Amend 2003 Stock Incentive Plan		F	F
3	Approve Adjournment of Meeting		F	F
4	Approve Other Business		F	F

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
05/14/2009 / A	DOUBLE-TAKE SOFTWARE INC	258598101			03/27/2009	29920
1A	Elect Nominee - DEAN GOODERMOTE		F	F
1B	Elect Nominee - DEBORAH M. BESEMER		F	F
1C	Elect Nominee - PAUL D. BIRCH		F	F
1D	Elect Nominee - ASHOKE (BOBBY) GOSWAMI		F	F
1E	Elect Nominee - JOHN B. LANDRY		F	F
1F	Elect Nominee - JOHN W. YOUNG		F	F
2	Add Shares/Amend 2006 Omnibus Incentive Plan		F	N
3	Ratify Appointment of Auditors		F	F

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
05/14/2009 / A	SYNCHRONOSS TECHNOLOGIES	87157B103			03/31/2009	24260
1.1	Elect Nominee - WILLIAM J. CADOGAN		F	F
1.2	Elect Nominee - STEPHEN G. WALDIS		F	F
2	Ratify Appointment of Auditors		F	F

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
05/19/2009 / A	TESSERA TECHNOLOGIES INC	88164L100			03/30/2009	20215
1.1	Elect Nominee - ROBERT J. BOEHLKE		F	F
1.2	Elect Nominee - NICHOLAS E. BRATHWAITE		F	F
1.3	Elect Nominee - JOHN B. GOODRICH		F	F
1.4	Elect Nominee - AL S. JOSEPH, PH.D.		F	F
1.5	Elect Nominee - BRUCE M. MCWILLIAMS PHD		F	F
1.6	Elect Nominee - DAVID C. NAGEL, PH.D.		F	F
1.7	Elect Nominee - HENRY R. NOTHHAFT		F	F
1.8	Elect Nominee - ROBERT A. YOUNG, PH.D.		F	F
2	Approve Option Exchange		F	N
3	Ratify Appointment of Auditors		F	F

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
05/20/2009 / A	BELDEN INC	077454106			03/25/2009	14945
1.1	Elect Nominee - DAVID ALDRICH		F	F
1.2	Elect Nominee - LORNE D. BAIN		F	F
1.3	Elect Nominee - LANCE C. BALK		F	F
1.4	Elect Nominee - JUDY L. BROWN		F	F
1.5	Elect Nominee - BRYAN C. CRESSEY		F	F
1.6	Elect Nominee - GLENN KALNASY		F	F
1.7	Elect Nominee - MARY S. MCLEOD		F	F
1.8	Elect Nominee - JOHN M. MONTER		F	F
1.9	Elect Nominee - BERNARD G. RETHORE		F	F
1.10	Elect Nominee - JOHN S. STROUP		F	F
2	Add Shares/Amend 2001 Long-Term Performance Incentive Plan		F	F

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
05/20/2009 / A	CATO CORP -CL A	149205106			03/24/2009	21025
1.1	Elect Nominee - JOHN P.D. CATO		F	F
1.2	Elect Nominee - BAILEY W. PATRICK		F	F
1.3	Elect Nominee - THOMAS E. MECKLEY		F	F
2	Ratify Appointment of Auditors		F	F
3	Approve Other Business		F	F

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
05/20/2009 / A	EXTRA SPACE STORAGE INC	30225T102			03/23/2009	24260
1.1	Elect Nominee - SPENCER F. KIRK		F	F
1.2	Elect Nominee - ANTHONY FANTICOLA		F	F
1.3	Elect Nominee - HUGH W. HORNE		F	F
1.4	Elect Nominee - JOSEPH D. MARGOLIS		F	F
1.5	Elect Nominee - ROGER B. PORTER		F	F
1.6	Elect Nominee - K. FRED SKOUSEN		F	F
1.7	Elect Nominee - KENNETH M. WOOLLEY		F	F
2	Ratify Appointment of Auditors		F	F

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
05/21/2009 / A	LIFE SCIENCES RESEARCH INC	532169109			03/23/2009	51412
1.1	Elect Nominee - ANDREW BAKER		F	F
1.2	Elect Nominee - GABOR BALTHAZAR		F	F
1.3	Elect Nominee - BRIAN CASS		F	F
1.4	Elect Nominee - AFONSO JUNQUEIRAS		F	F
1.5	Elect Nominee - YAYA SESAY		F	F

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
05/27/2009 / A	PACIFIC PREMIER BANCORP INC	69478X105			03/31/2009	50945
1.1	Elect Nominee - JOHN D. GODDARD		F	F
1.2	Elect Nominee - DAVID L. HARDIN		F	F
2	Ratify Appointment of Auditors		F	F

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
06/02/2009 / A	COINSTAR INC	19259P300			04/13/2009	2425
1A	Elect Nominee - PAUL D. DAVIS		F	F
1B	Elect Nominee - DANIEL W. O CONNOR		F	F
2	Add Shares/Amend 1997 Equity Incentive Plan		F	N
3	Ratify Appointment of Auditors		F	F

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
06/04/2009 / A	HILLTOP HOLDINGS INC	432748101			04/09/2009	8325
1.1	Elect Nominee - RHODES BOBBITT		F	F
1.2	Elect Nominee - W. JORIS BRINKERHOFF		F	F
1.3	Elect Nominee - CHARLES R. CUMMINGS		F	F
1.4	Elect Nominee - GERALD J. FORD		F	F
1.5	Elect Nominee - J. MARKHAM GREEN		F	F
1.6	Elect Nominee - JESS T. HAY		F	F
1.7	Elect Nominee - WILLIAM T. HILL, JR.		F	F
1.8	Elect Nominee - W. ROBERT NICHOLS		F	F
1.9	Elect Nominee - C. CLIFTON ROBINSON		F	F
1.10	Elect Nominee - JAMES R. STAFF		F	F
1.11	Elect Nominee - CARL B. WEBB		F	F
1.12	Elect Nominee - LARRY D. WILLARD		F	F
2	Ratify Appointment of Auditors		F	F

Mtg. Date / Type	Company / Proposal	SecurityID	MRV	Vote	Record Date	Shares Voted
06/04/2009 / A	INTERDIGITAL INC	45867G101			04/07/2009	7935
1.1	Elect Nominee - WILLIAM J. MERRITT		F	F
2	Approve 2009 Stock Incentive Plan		F	N
3	Ratify Appointment of Auditors		F	F

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, President and Principal Executive Officer

Date:	August 31, 2009